RELATED PARTY TRANSACTIONS - Additional information (Details)			1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($) item	May 13, 2022 USD ($)	Sep. 30, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares Y shares	Dec. 31, 2023 USD ($)	Sep. 27, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Borrowings from banks				$ 1,263,707,000	$ 802,519,000
Interest expenses				63,338,000	58,218,000	$ 10,200,000
Payment of lease liabilities				17,420,000	22,260,000	34,752,000
Acquisition of the distribution right				30,710,000	33,620,000	11,031,000
Intangible assets				116,475,000	116,500,000
Put option liabilities - third parties				0	309,115,000
LGIL Put Option
RELATED PARTY TRANSACTIONS
Changes in fair values of put options					11,884,000	2,508,000
Put option liabilities - third parties				0	$ 0
LGIL Put Option | Risk-free interest rate
RELATED PARTY TRANSACTIONS
Put option liabilities, measurement input					0.0398
LGIL Put Option | Expected volatility
RELATED PARTY TRANSACTIONS
Put option liabilities, measurement input					0.3087
LGIL Put Option | Expected dividend yield
RELATED PARTY TRANSACTIONS
Put option liabilities, measurement input					0
LGIL Put Option | Remaining term
RELATED PARTY TRANSACTIONS
Put option liabilities, measurement input | Y					0.5
LGIL Put Option | Probability of exercise condition
RELATED PARTY TRANSACTIONS
Put option liabilities, measurement input					0.85
LGIL Put Option | Fair value of underlying ordinary share of LGIL
RELATED PARTY TRANSACTIONS
Put option liabilities, measurement input | $ / shares					0.02
Lotus GmbH | Non discontinued operations
RELATED PARTY TRANSACTIONS
Percentage of equity interest disposed							80.00%
Cash consideration							$ 12,157,000
LGIL Put Option
RELATED PARTY TRANSACTIONS
Issuance of put options					$ 9,376,000
Related party
RELATED PARTY TRANSACTIONS
Borrowings from banks				784,288,000	199,570,000
Interest expenses				39,109,000	19,504,000	0
Operating lease liabilities-related parties				1,636,000	1,028,000
Operating lease liabilities, non-current				$ 3,105,000	10,729,000
Term of investment		1 year
Payment for purchase of a short-term investment		$ 10,000,000
Conversion price | $ / shares				$ 9.5
Fair value of listed equity securities				$ 1,811,000	2,221,000
Prepayments and other current assets, net				111,886,000	74,558,000
Other non-current assets				569,000	1,113,000
Contract asset				$ 0	929,000
Related party | Loans payable | Minimum
RELATED PARTY TRANSACTIONS
Interest rate				3.45%
Related party | Loans payable | Maximum
RELATED PARTY TRANSACTIONS
Interest rate				7.91%
Related party | Zhejiang Geely Automobile Co., Ltd
RELATED PARTY TRANSACTIONS
Borrowing from related party				$ 720,171,000
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
RELATED PARTY TRANSACTIONS
Term of manufacturing agreement				10 years
Related party | Geely holding
RELATED PARTY TRANSACTIONS
Interest expenses					6,000
Borrowing from related party					198,475
Short Term Borrowings Secured By Intellectual Property				$ 79,664,000
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest rate on debt (as a percent)			3.00%
Interest expenses				39,109,000	19,504,000
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets				0	0	12,166,000
Payment of lease liabilities				1,844,000	191,000	269,000
Operating lease liabilities-related parties				1,636,000	1,028,000
Operating lease liabilities, non-current				3,105,000	10,729,000
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				0	0
Related party | Payment of deposits
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				0	1,113,000	0
Other non-current assets				569,000	1,113,000
Related party | Disposal Of Equipment
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				11,033,000	0	$ 0
Prepayments and other current assets, net				2,666,000	0
Related party | Short-Term Loan
RELATED PARTY TRANSACTIONS
Borrowings from banks				784,288,000	199,570,000
Interest expenses				24,102,000	2,049,000
Outstanding loan principal and interest was secured by equity interests				$ 178,414,000
Equity interest owned by subsidiary (in percent)				45.00%
Short Term Borrowings Secured By Intellectual Property				$ 374,501,000
Related party | Short-Term Loan | Intellectual Property | Asset Pledged as Collateral
RELATED PARTY TRANSACTIONS
Intangible assets				0	$ 0
Related party | Short-Term Loan | Geely holding
RELATED PARTY TRANSACTIONS
Short term borrowings secured by potential share settlement				$ 231,328,000
Related party | LGIL Put Option | Geely HK And Etika
RELATED PARTY TRANSACTIONS
Option Pre Agreed Price Revenue Multiplier	1.15
Consideration	$ 0
Number of vehicles to be sold, pre-agreed condition | item	5,000
Exercise price | $ / shares					$ 0
Ordinary shares issued | shares					0